Consortia (partnerships) in E&P activities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consortia Partnerships In Ep Activities
Opening balance	$ 577	$ 462
Additions/(Write-offs) on PP&E	(220)	230
Payments made	(285)	(1)
Other income and expenses	241	16
Translation adjustments	96	(130)
Closing balance	$ 409	$ 577